Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Domestic and Foreign Loss Before Income Taxes
Domestic and foreign loss before income taxes, consists of the following for the years ended December 31:

(in thousands)	2018	2017
Domestic	$(17,027)	$(13,367)
Foreign	1	(9)
Loss before income taxes	$(17,026)	$(13,376)

Components of Income Tax Expense
The components of income tax expense consist of the following for the years ended December 31:

(in thousands)	2018	2017
Current:
United States and state	$—	$—
Foreign, net	(6)	(6)
Deferred:
United States and state	—	—
Foreign	—	—
Total income tax expense	$(6)	$(6)

Actual Income Tax Expense Differs from Statutory Federal Income Tax Expense
Actual income tax expense differs from statutory federal income tax expense as follows for the years ended December 31:

(in thousands)	2018	2017
Statutory federal income tax benefit	$3,578	$4,548
State tax benefit, net of federal taxes	45	48
Foreign tax	(2)	-
Foreign deferred exchange rate adjustments	(1,112)	899
Nondeductible/nontaxable items	(259)	(114)
New federal rate adjustment	—	(16,081)
Other	(72)	(1,085)
Valuation allowance decrease (increase)	(2,184)	11,779
Total income tax benefit expense	$(6)	$(6)

Deferred Taxes
Deferred taxes consist of the following as of December 31:

(in thousands)	2018	2017
Deferred tax assets:
Noncurrent:
Accrued leave	$50	$32
Other accrued expenses	—	28
Stock based compensation	483	336
Net operating loss carryforward	41,032	38,947
Other	125	115
Intangibles	847	895
R&D credit carryforward	531	531
Total deferred tax assets	43,068	40,884
Less: valuation allowance	(43,068)	(40,884)
Total	$—	$—